Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2011	2010	2009
Current	$1,257	$1,275	$1,131
Deferred	345	293	403

Total income tax provision	$1,602	$1,568	$1,534

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2011	2010	2009
Expected provision using statutory federal income tax rate	$1,798	$1,722	$1,674
Tax-exempt income on state and municipal securities and political subdivision loans	(169)	(149)	(138)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	8	9	8
Other	(35)	(14)	(10)

Total income tax provision	$1,602	$1,568	$1,534

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2011	2010
Allowance for loan losses	$1,195	$1,244
Net operating loss carryforward	727	855
Capital loss carryforward	35	35
Other	147	81

	2,104	2,215

Valuation allowance on deferred tax assets	(35)	(35)

Deferred tax assets	2,069	2,180

Premises and equipment	(389)	(144)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(121)	(90)
Unrealized gain on securities available for sale	(736)	(449)
Prepaid expenses	(83)	(110)
Other	(206)	(221)

Deferred tax liabilities	(2,271)	(1,750)

Net deferred tax (liability) asset	$(202)	$430

The Company has a net operating loss tax carryforward of approximately $2.1 million, as of December 31, 2011. The net operating loss carryforward can be used to offset future taxable income and will begin to expire in tax year 2026.

The Company believes it is more likely than not that the benefit of deferred tax assets will be realized with the possible exception of the capital loss carryforward due to expire in 2014. A valuation allowance for the capital loss carryforward is reflected at December 31, 2011 and 2010. No additional valuation allowance is deemed necessary in view of certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. CSB recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, CSB is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years before 2008.